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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 22, 2013 TO THE CURRENT PROSPECTUS FOR

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INCENTIVE LIFE OPTIMIZER(R) II
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FOR USE IN CONNECTICUT ONLY

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to describe the Long-Term Care Services/SM/ Rider that is available in Connecticut on or about July 22, 2013.

The Long-Term Care Services/SM/ Rider is described in your current prospectus under "More information about policy features and benefits." "Appendix IV:
Policy Variations" describes policy variations that differ from what is described in the prospectus but may have been in effect at the time your policy was issued. "Appendix V: State contract availability and/or variations of certain features and benefits" describes certain variations from the standard Long-Term Care Services/SM/ Rider that are specific to the form of the rider sold in Connecticut.

I. UPDATE TO APPENDIX IV: POLICY VARIATIONS

   This Supplement updates "Appendix IV: Policy Variations" by adding the following new entry to the list of policy variations:

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 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
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February 15,              Long Term Care            This form of the rider
2013-July 21, 2013        Services/SM/ Rider        is no longer available
                          (Rider Form No.           for purchase.
                          R12-10CT) (Connecticut
                          only)
-----------------------------------------------------------------------------

II.UPDATE TO APPENDIX V: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN
   FEATURES AND BENEFITS

   This Supplement deletes in its entirety the prior version of the Connecticut section of "Appendix V: State policy availability and/or variations of certain features and benefits" and replaces it with the following:

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 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
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CONNECTICUT  See "Long Term Care Services/SM/  The Long Term Care Services/SM/
             Rider" under "Other benefits you  Rider is available for issue
             can add by rider" in "More        ages 20-70. Different monthly
             information about policy          charge amounts and rules will
             features and benefits"            apply.

                                               The long-term care specified
                                               amount for this rider is as
                                               follows:

                                               We will pay up to the long-term
                                               care specified amount for
                                               qualified long-term care
                                               services for the insured person
                                               for the duration of a period of
                                               coverage. The initial long-term
                                               care specified amount is equal
                                               to the face amount of the base
                                               policy at issue. This amount may
                                               change due to subsequent policy
                                               transactions and will be reduced
                                               at the end of a period of
                                               coverage to reflect benefits
                                               paid during that period of
                                               coverage. Any request for a
                                               decrease in the policy face
                                               amount will reduce the current
                                               long-term care specified amount
                                               to an amount equal to the lesser
                                               of: (a) the new policy face
                                               amount; or (b) the long-term
                                               care specified amount
                                               immediately prior to the face
                                               amount decrease. Any partial
                                               withdrawal will reduce the
                                               current long-term care specified
                                               amount by the amount of the
                                               withdrawal, but not to less than
                                               the policy account value minus
                                               the withdrawal. The maximum
                                               monthly benefit in either case
                                               will then be equal to the new
                                               long-term care specified amount
                                               multiplied by the benefit
                                               percentage.
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                   EVM 14 (7/13)                                  151147 (7/13)
                   IL Optimizer(R) II                                   #567674

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 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
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CONNECTICUT
(CONTINUED)                                    The maximum monthly benefit is
                                               equal to the long-term care
                                               specified amount multiplied by
                                               the benefit percentage you have
                                               selected. This amount may change
                                               due to subsequent policy
                                               transactions.

                                               The maximum monthly payment
                                               limitation for this rider is as
                                               follows:

                                               Each month, the monthly benefit
                                               payment (a portion of which will
                                               be applied to repay any
                                               outstanding policy loan) for
                                               qualified long term care
                                               services for the insured person
                                               is the lesser of:

                                               1. the maximum monthly benefit
                                               (or lesser amount as requested,
                                               however, this may not be less
                                               than $500); or

                                               2. the monthly equivalent of
                                               200% of the per day limit
                                               allowed by the Health Insurance
                                               Portability and Accountability
                                               Act or "HIPAA" (We reserve the
                                               right to increase this
                                               percentage.) To find out the
                                               current per day limit allowed by
                                               HIPAA, go to www.irs.gov. We may
                                               also include this information in
                                               your policy's annual report.

                                               For purposes of determining the
                                               maximum monthly benefit, the
                                               benefit percentage options are
                                               1% or 2% for issue ages 20-70
                                               and 3% for issue ages 20-55.

                                               Benefits are payable once we
                                               receive: 1) a written
                                               certification from a U.S.
                                               licensed health care
                                               practitioner that the insured
                                               person is a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and will require
                                               continuous care for the rest of
                                               his or her life; 2) proof that
                                               the "elimination period," as
                                               discussed below, has been
                                               satisfied; and 3) written notice
                                               of claim and proof of loss in a
                                               form satisfactory to us. In
                                               order to continue monthly
                                               benefit payments, we require
                                               recertification by a U.S.
                                               licensed health care
                                               practitioner every twelve months
                                               from the date of the initial or
                                               subsequent certification that
                                               the insured is still a
                                               chronically ill individual
                                               receiving qualified long-term
                                               care services in accordance with
                                               a plan of care and will require
                                               continuous care for the
                                               remainder of his or her life.
                                               Otherwise, unless earlier
                                               terminated due to a change in
                                               the status of the insured,
                                               benefit payments will terminate
                                               at the end of the twelve month
                                               period. This rider may not cover
                                               all of the costs associated with
                                               long-term care services during
                                               the insured person's period of
                                               coverage.

                                               The following information
                                               replaces the "Elimination
                                               Period" subsection in this
                                               section.

                                               .   Elimination period. The
                                                   Long-Term Care Services/SM
                                                   /Rider has an elimination
                                                   period that is the required
                                                   period of time while the
                                                   rider is in force that must
                                                   elapse before any benefit is
                                                   available to the insured
                                                   person under this rider. The
                                                   elimination period is 90
                                                   days, beginning on the first
                                                   day of any qualified long
                                                   term care services that are
                                                   provided to the insured
                                                   person. Generally, benefits
                                                   under this rider will not be
                                                   paid until the elimination
                                                   period is satisfied;
                                                   however, benefits will be
                                                   retroactively paid for the
                                                   elimination period. The 90
                                                   days do not have to be
                                                   continuous, but
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                                      2

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 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
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CONNECTICUT                                       the elimination period must
(CONTINUED)                                       be satisfied within a
                                                  consecutive period of 24
                                                  months starting with the
                                                  month in which such services
                                                  are first provided. If the
                                                  elimination period is not
                                                  satisfied within this time
                                                  period, you must submit a new
                                                  claim for benefits under this
                                                  rider. This means that a new
                                                  elimination period of 90 days
                                                  must be satisfied within a
                                                  new 24 month period. The
                                                  elimination period must be
                                                  satisfied only once while
                                                  this rider is in effect.

                                               The Nonforfeiture benefit is not
                                               available.

                                               The Maximum total benefit is not
                                               applicable.

                                               The Acceleration percentage
                                               concept is not applicable.

                                               Death benefit option changes are
                                               not permitted.

             See "Tax treatment of living      The tax information for the
             benefits rider or Long Term Care  Long-Term Care Services/SM/
             Services/TM/ Rider under a        Rider below replaces, in its
             policy with the applicable        entirety, the tax information in
             rider" in "Tax Information"       this section:

                                               Benefits received under the Long
                                               Term Care Services/SM/ Rider are
                                               intended to be treated, for
                                               Federal income tax purposes, as
                                               accelerated death benefits under
                                               section 101(g) of the Code on
                                               the life of a chronically ill
                                               insured person receiving
                                               qualified long-term care
                                               services within the meaning of
                                               section 7702B of the Code. The
                                               benefits are intended to qualify
                                               for exclusion from income
                                               subject to the limitations of
                                               the Code with respect to a
                                               particular insured person.
                                               Receipt of these benefits may be
                                               taxable. Generally income
                                               exclusion for all payments from
                                               all sources with respect to an
                                               insured person will be limited
                                               to the higher of the Health
                                               Insurance Portability and
                                               Accountability Act ("HIPAA") per
                                               day limit or actual costs
                                               incurred by the taxpayer on
                                               behalf of the insured person.

                                               Charges for the Long Term Care
                                               Services/SM/ Rider may be
                                               considered distributions for
                                               income tax purposes, and may be
                                               taxable to the owner to the
                                               extent not considered a
                                               nontaxable return of premiums
                                               paid for the life insurance
                                               policy. See above for tax
                                               treatment of distributions to
                                               you. Charges for the Long Term
                                               Care Services/SM/ Rider are
                                               generally not considered
                                               deductible for income tax
                                               purposes. The Long Term Care
                                               Services/SM/ Rider is not
                                               intended to be a qualified
                                               long-term care insurance
                                               contract under section 7702B(b)
                                               of the Code.

                                               Any adjustments made to your
                                               policy death benefit, face
                                               amount and other values as a
                                               result of Long Term Care
                                               Services/SM/ Rider benefits paid
                                               will also generally cause us to
                                               make adjustments with respect to
                                               your policy under federal income
                                               tax rules for testing premiums
                                               paid, your tax basis in your
                                               policy, your overall premium
                                               limits and the seven-pay period
                                               and seven-pay limit for testing
                                               modified endowment contract
                                               status.
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             Copyright 2013 AXA Equitable Life Insurance Company.
                 All rights reserved. Incentive Life Legacy is a registered trademarks of AXA Equitable Life Insurance Company.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 212-554-1234